Consulting Agreement	12 Months Ended
Sep. 30, 2024
Consulting Agreement [Abstract]
Consulting Agreement

14. Consulting Agreement

On January 11, 2023, the Company entered into a Consulting and Services Agreement, as amended on September 14, 2023, with HeartCore Enterprises, Inc (“HeartCore”). Pursuant to the agreement, the Company agreed to compensate HeartCore with cash consideration of US$500,000 for professional services to be provided by HeartCore in connection with the IPO.